Loan from Related Party (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Principal amount		$ 182,166					$ 182,166
Amortization of debt discount				$ 132,560		$ 334,731	721,360
Cumulative interest		$ 96,579		24,714		54,693	96,579
President And Director [Member]
Amortization of debt discount						61,273
Remaining amortization of debt discount						0
March 2014 Note [Member]
Percentage of convertible debt	12.50%
Debt maturity date	Mar. 31, 2015
Principal amount	$ 157,500
Percentage of common stock conversion price	50.00%
Embedded conversion feature of the convertible debt	$ 305,039
Established debt discount	$ 157,500
Amortization of debt discount						69,490	78,966
Remaining amortization of debt discount				0		0	78,534
June 2014 Note [Member]
Percentage of convertible debt			12.50%
Debt maturity date			Jun. 30, 2015
Principal amount			$ 110,741
Percentage of common stock conversion price			50.00%
Embedded conversion feature of the convertible debt			$ 213,207
Established debt discount			$ 110,741
Amortization of debt discount						79,818	27,913
Remaining amortization of debt discount				0		0	82,828
September 2014 Note [Member]
Percentage of convertible debt		12.50%
Debt maturity date		Sep. 30, 2015
Principal amount		$ 98,575					98,575
Percentage of common stock conversion price		50.00%
Embedded conversion feature of the convertible debt		$ 181,771
Established debt discount		$ 98,575					98,575
Amortization of debt discount						134,765	0
Remaining amortization of debt discount				$ 0		$ 0	$ 98,575